Share-Based Payments (Details) - Schedule of options granted during the current financial year, the valuation model inputs used to determine the fair value at the grant date	12 Months Ended
Dec. 31, 2022 $ / shares
Grant Date [Member]
Share-Based Payments (Details) - Schedule of options granted during the current financial year, the valuation model inputs used to determine the fair value at the grant date [Line Items]
Grant date	Apr. 13, 2022
Expiry date	Apr. 13, 2027
Share price at grant date	$ 0.044
Exercise price	$ 0.08
Expected volatility	80.40%
Dividend yield
Risk-free interest rate	0.025%
Fair value at grant date	$ 0.0238
Grant Date One [Member]
Share-Based Payments (Details) - Schedule of options granted during the current financial year, the valuation model inputs used to determine the fair value at the grant date [Line Items]
Grant date	Apr. 13, 2022
Expiry date	Apr. 13, 2027
Share price at grant date	$ 0.044
Exercise price	$ 0.07
Expected volatility	80.40%
Dividend yield
Risk-free interest rate	0.025%
Fair value at grant date	$ 0.025
Grant Date Two [Member]
Share-Based Payments (Details) - Schedule of options granted during the current financial year, the valuation model inputs used to determine the fair value at the grant date [Line Items]
Grant date	Apr. 13, 2022
Expiry date	Apr. 13, 2027
Share price at grant date	$ 0.044
Exercise price	$ 0.05
Expected volatility	80.40%
Dividend yield
Risk-free interest rate	0.025%
Fair value at grant date	$ 0.0278